Deposits, Loans and Other Receivables, including Derivative Instruments	12 Months Ended
Dec. 31, 2018
Disclosure of deposits, loans and other receivables including derivative instruments [Abstract]
Deposits, Loans and Other Receivables, including Derivative Instruments
Note 11 – Deposits, Loans and Other Receivables, including Derivative Instruments

Composition:

	As at December 31,
	2018	2017
	$ Thousands
Deposits in banks and others – restricted cash	48,640	54,300
Long-term trade receivable	1,067	-
Qoros put option (1)	65,668	-
Deferred expenses, net (2)	18,786	21,412
Contract asset	3,720	747
Other receivables (3)	2,142	30,258
	140,023	106,717

(1)	Refer to Note 9.C.b.2.
(2)	Mainly relates to deferred expenses, net from OPC.
(3)	Mainly from discontinued operations.